PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Strategic Allocation
Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2 .0%
48,424  Vanguard Long-Term
Treasury ETF
$ 2,868,638
2 .0
Total Exchange-Traded
Funds
(Cost $2,937,322)
2,868,638
2 .0
MUTUAL FUNDS : 98 .0%
Affiliated Investment Companies : 98 .0%
2,149,644  Voya Intermediate
Bond Fund - Class R6
18,658,911
12 .8
1,174,783  Voya Large Cap Value
Portfolio - Class R6
7,436,378
5 .1
302,440  Voya Limited Maturity
Bond Portfolio - Class I
2,852,013
2 .0
1,153,066
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
6,457,171
4 .4
290,762  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,922,163
2 .0
704,323  Voya Multi-Manager
International Equity
Fund - Class I
7,303,831
5 .0
688,183  Voya Multi-Manager
International Factors
Fund - Class I
6,585,908
4 .5
648,171  Voya Multi-Manager
Mid Cap Value Fund
- Class I
6,734,500
4 .6
153,713  Voya Short Term Bond
Fund - Class R6
1,424,923
1 .0
67,461
(1)
Voya Small Cap
Growth Fund - Class
R6
2,946,020
2 .0
290,179  Voya Small Company
Fund - Class R6
4,416,517
3 .0
3,171,531  Voya U.S. Stock Index
Portfolio - Class I
62,352,303
42 .7
606,353  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
5,711,847
3 .9
75,875  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
7,256,680
5 .0
Total Mutual Funds
(Cost $123,894,546)
143,059,165
98 .0
Total Long-Term
Investments
(Cost $126,831,868)
145,927,803
100 .0
Total Investments in
Securities
(Cost $126,831,868) $ 145,927,803 100 .0
Liabilities in Excess
of Other Assets (9,363) 0.0
Net Assets $ 145,918,440 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Strategic Allocation
Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 2,868,638 $ — $ — $ 2,868,638
Mutual Funds 143,059,165 — — 143,059,165
Total Investments, at fair value $ 145,927,803 $ — $ — $ 145,927,803
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 18,723,891 $ 1,323,572 $ (1,322,613) $ (65,939) $ 18,658,911 $ 216,209 $ (181,795) $ —
Voya Large Cap Value Portfolio -
Class R6
6,943,433 57,610 (564,167) 999,502 7,436,378 — (328,024) —
Voya Limited Maturity Bond
Portfolio - Class I
2,643,489 261,435 (38,054) (14,857) 2,852,013 34,106 (175) —
Voya MidCap Opportunities
Portfolio - Class R6
6,225,912 51,849 (533,224) 712,634 6,457,171 — (92,505) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
4,107,052 245,089 (1,504,129) 74,151 2,922,163 — 59,078 —
Voya Multi-Manager International
Equity Fund - Class I
6,749,771 352,842 (104,975) 306,193 7,303,831 — (8,311) —
Voya Multi-Manager International
Factors Fund - Class I
6,190,447 154,409 (82,291) 323,343 6,585,908 — 968 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
6,126,817 143,410 (122,966) 587,239 6,734,500 — (2,195) —
Voya Short Term Bond Fund -
Class R6
1,322,607 130,312 (19,024) (8,972) 1,424,923 15,665 (85) —
Voya Small Cap Growth Fund -
Class R6
2,808,731 23,043 (140,128) 254,374 2,946,020 — 21,038 —
Voya Small Company Fund - Class
R6
4,248,830 164,271 (55,860) 59,276 4,416,517 — 958 —
Voya U.S. Stock Index Portfolio -
Class I
56,040,331 2,783,468 (2,169,367) 5,697,871 62,352,303 — 77,148 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
5,293,156 600,882 (100,012) (82,179) 5,711,847 — (14,785) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
7,016,921 57,610 (864,464) 1,046,613 7,256,680 — (222,207) —
$ 134,441,388 $ 6,349,802 $ (7,621,274) $ 9,889,249 $ 143,059,165 $ 265,980 $ (690,892) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Strategic Allocation
Growth Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 21,131,685
Gross Unrealized Depreciation (2,035,750)
Net Unrealized Appreciation $ 19,095,935